Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Property and Equipment, Net

Note 7. Property and Equipment, Net

Property and equipment, net, are recorded at historical cost and consist of the following at December 31 (in thousands):

	2020	2019
Machinery and equipment	$5,102	$4,485
Leasehold improvements	4,166	1,424
Software	888	182
Construction in progress	70	1,311
Other	42	28
	10,268	7,430
Less: accumulated depreciation and amortization	(3,398)	(2,105)
Property and equipment, net	$6,870	$5,325

Depreciation and amortization expense amounted to $1.3 million and $0.8 million for the years ended December 31, 2020 and 2019, respectively.